Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reclassification of financial instruments [text block]
Financial Assets	FVPL	Held to maturity	Amortized cost (loans & receivables 2017)	FVOCI (Available for sale 2017)
Closing balance December 31, 2017 - IAS 39	1,163,808	344,336	1,541,724	21,572
Reclassified bonds and other fixed income from HTM to FVOCI	-	(344,336)	-	344,336
Reclassified fixed income from FVPL to amortized cost	(550,646)	-	550,646	-
Reclassified bonds and other fixed income from FVPL to FVOCI	(153,702)	-	-	153,702
Opening balance January 1, 2018 - IFRS 9	459,460	-	2,092,370	519,610

Financial Liabilities
Closing balance December 31, 2017 - IAS 39	39,799		1,716,598
Opening balance January 1, 2018	39,799		1,716,598
	Effect on other reserves	Effect on retained earnings
Opening balance January 1, 2018 - IAS 39	(320,569)	10,718,853
Reclassify investments from HTM to FVOCI	3,126	-
Reclassify investments from FVPL to FVOCI	(352)	352
Opening balance January 1, 2018 - IFRS 9	(317,795)	10,719,205

Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years